STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Operating Activities
Net Loss	$ (2,633,810)	$ (2,355,577)	$ (3,562,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from Brand Contracts	(463,110)
Expenses Contributed From Parent	2,743,906	1,996,270	2,335,169
Changes in:
Prepaid Assets	179,586
Due to Parent	6,191	91,534	(306,041)
Purchase of Brand Contracts	(8,975,000)
Cash Receipts from Brand Contracts	535,768
Net cash used in operating activities	(8,606,469)	(267,773)	(1,533,167)
Financing Activities
Contributed Capital		2,000,000	2,000,000
Net cash provided from financing activities	8,680,830	2,000,000	2,000,000
Net cash increase for period	74,361	1,732,227	466,833
Cash and Cash Equivalents at Beginning of Period	466,833
Cash and Cash Equivalents at End of Period	541,194	1,732,227	466,833
Non-Cash Financing Activities:
Contributions from Parent	2,743,906	1,996,270	2,335,169
Fantex Series Vernon Davis Convertible Tracking Stock
Operating Activities
Net Loss	201,609
Financing Activities
Proceeds from stock offering, net	4,000,450
Dividend paid	(294,770)
Fantex Series EJ Manuel Convertible Tracking Stock
Operating Activities
Net Loss	180,751
Financing Activities
Proceeds from stock offering, net	$ 4,975,150